Document and Entity Information	Oct. 22, 2025
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	Idea Acquisition Corp
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002091176
Amendment Flag	false